Debt - Schedule of Short-term Debt (Details)	Sep. 30, 2018 EUR (€)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 EUR (€)	Sep. 30, 2017 USD ($)
AmeriGas OLP
Short-term Debt
Total Capacity		$ 600,000,000		$ 525,000,000
Borrowings Outstanding		232,000,000		140,000,000
Letters of Credit and Guarantees Outstanding		63,500,000		67,200,000
Available Borrowing Capacity		$ 304,500,000		$ 317,800,000
Weighted Average Interest Rate - End of Year	4.58%	4.58%	3.74%	3.74%
UGI International LLC
Short-term Debt
Total Capacity | €	€ 300,000,000
Borrowings Outstanding		$ 0
Letters of Credit and Guarantees Outstanding		0
Available Borrowing Capacity		300,000,000
France SAS
Short-term Debt
Total Capacity | €	60,000,000		€ 60,000,000
Borrowings Outstanding | €	0		0
Letters of Credit and Guarantees Outstanding | €	0		0
Available Borrowing Capacity | €	60,000,000		60,000,000
Flaga
Short-term Debt
Total Capacity | €	55,000,000		55,000,000
Borrowings Outstanding | €	0		0
Letters of Credit and Guarantees Outstanding | €	500,000		6,500,000
Available Borrowing Capacity | €	€ 54,500,000		€ 48,500,000
Energy Services, LLC
Short-term Debt
Total Capacity		240,000,000		$ 240,000,000
Borrowings Outstanding		0		0
Letters of Credit and Guarantees Outstanding		0		0
Available Borrowing Capacity		240,000,000		240,000,000
UGI Utilities
Short-term Debt
Total Capacity		450,000,000		300,000,000
Borrowings Outstanding		189,500,000		170,000,000
Letters of Credit and Guarantees Outstanding		2,000,000		2,000,000
Available Borrowing Capacity		$ 258,500,000		$ 128,000,000
Weighted Average Interest Rate - End of Year	3.03%	3.03%	2.11%	2.11%